UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments

Senior Floating-Rate Loans — 89.2%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.2%
Accudyne Industries, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024		7,043	$7,028,385
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		5,347	5,361,524
Term Loan - Second Lien, 8.89%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		7,084	5,722,813
TransDigm, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		63,700	63,490,203
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		28,179	28,089,162
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		8,217	8,184,600
Wesco Aircraft Hardware Corp.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		11,700	11,670,750
WP CPP Holdings, LLC
Term Loan, 6.28%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025		7,825	7,860,455
			$137,407,892

Automotive — 1.9%
American Axle and Manufacturing, Inc.
Term Loan, 4.62%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		38,049	$38,049,375
Apro, LLC
Term Loan, 6.34%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,891	2,905,162
Belron Finance US, LLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing November 7, 2024	EUR	2,750	3,127,768
Term Loan, 4.59%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		6,129	6,166,992
Chassix, Inc.
Term Loan, 7.91%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		9,062	9,095,506
CS Intermediate Holdco 2, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		5,176	5,191,920
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,484	11,584,817

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
FCA US, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		10,000	$10,020,310
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 30, 2025	EUR	5,650	6,370,146
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2025		3,350	3,347,906
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.32%, (USD LIBOR + 2.00%), Maturing March 7, 2025(4)		16,217	16,176,457
Horizon Global Corporation
Term Loan, 8.30%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		8,335	8,147,886
L&W, Inc.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,451	9,492,662
Tenneco, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		43,075	43,007,717
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,784	8,855,407
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		17,703	17,636,581
Tower Automotive Holdings USA, LLC
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		15,119	15,124,933
Visteon Corporation
Term Loan, 4.05%, (USD LIBOR + 1.75%), Maturing March 25, 2024(4)		2,500	2,484,375
			$216,785,920

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,566	$5,586,439
Arterra Wines Canada, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,129	4,145,759
Flavors Holdings, Inc.
Term Loan, 8.14%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		13,668	12,950,523
Term Loan - Second Lien, 12.39%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,625,000
			$25,307,721

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Brokerage/Securities Dealers / Investment Houses — 0.3%
Advisor Group, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	7,075	$7,117,011
Aretec Group, Inc.
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	14,225	14,318,345
OZ Management L.P.
Term Loan, 7.06%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023	6,040	6,085,300
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.03%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023	3,800	3,847,500
		$31,368,156

Building and Development — 2.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	33,623	$33,358,848
Beacon Roofing Supply, Inc.
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	6,592	6,543,023
Brookfield Property REIT, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	11,175	11,023,087
Capital Automotive L.P.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024	4,793	4,794,460
Core & Main L.P.
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	13,632	13,643,656
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	15,419	15,525,389
DTZ U.S. Borrower, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	69,825	69,905,788
Henry Company, LLC
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	10,189	10,205,887
Pisces Midco, Inc.
Term Loan, Maturing April 12, 2025(5)	9,800	9,777,538
Quikrete Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	38,680	38,593,474

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
RE/MAX International, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,424	$21,530,928
Realogy Group, LLC
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		10,822	10,803,902
Summit Materials Companies I, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		7,543	7,518,251
Werner FinCo L.P.
Term Loan, 6.26%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,371	8,308,361
WireCo WorldGroup, Inc.
Term Loan, 7.30%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		7,869	7,943,188
			$269,475,780

Business Equipment and Services — 8.3%
Acosta Holdco, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		12,482	$9,309,175
Adtalem Global Education, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,539	4,582,119
AlixPartners, LLP
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		34,577	34,653,119
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	16,241	18,477,802
AppLovin Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		18,700	18,881,166
ASGN Incorporated
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,481	5,497,224
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	16,825	19,243,999
Bracket Intermediate Holding Corp.
Term Loan, 6.57%, (2 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		11,000	11,041,250
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		5,950	5,983,155

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Camelot UK Holdco Limited
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	23,043	$23,065,595
Cast and Crew Payroll, LLC
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	9,228	9,243,831
Ceridian HCM Holding, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025	22,650	22,706,625
Change Healthcare Holdings, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	82,523	82,529,082
CPM Holdings, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022	3,433	3,441,085
Term Loan, Maturing October 24, 2025(5)	4,050	4,080,375
Crossmark Holdings, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	35,294	14,999,914
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024	18,976	19,019,188
Duff & Phelps Corporation
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025	14,004	14,011,695
EAB Global, Inc.
Term Loan, 6.41%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)	14,527	14,436,206
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(2)(3)(6)	10,413	1,964,928
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)	4,614	870,597
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)	10,387	0
EIG Investors Corp.
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	52,603	52,849,653
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	4,293	4,319,391
Extreme Reach, Inc.
Term Loan, 8.56%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	8,973	8,984,160
First Data Corporation
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022	46,485	46,434,249

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Garda World Security Corporation
Term Loan, 5.83%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	14,292	$10,883,821
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		20,499	20,591,561
Gartner, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing March 20, 2022		2,775	2,790,609
Global Payments, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		6,329	6,338,510
Term Loan, 4.09%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2025		6,000	6,000,000
IG Investment Holdings, LLC
Term Loan, 5.84%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		32,625	32,828,463
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		15,932	15,958,934
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, (3 mo. EURIBOR + 3.25%, Floor 1.00%), Maturing November 21, 2024	EUR	4,340	4,872,711
Iron Mountain, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,975	9,858,498
J.D. Power and Associates
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		13,088	13,153,191
KAR Auction Services, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		14,171	14,184,480
Kronos Incorporated
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		67,621	67,807,273
LegalZoom.com, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.25%), Maturing November 21, 2024		8,262	8,333,964
Monitronics International, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		22,635	22,153,917
PGX Holdings, Inc.
Term Loan, 7.56%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		10,269	10,050,600
Ping Identity Corporation
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		6,259	6,306,257

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Pre-Paid Legal Services, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	5,092	$5,127,133
Prime Security Services Borrower, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	17,258	17,290,599
Red Ventures, LLC
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing November 8, 2024	12,365	12,416,211
Term Loan, Maturing November 8, 2024(5)	4,617	4,644,645
ServiceMaster Company
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	14,580	14,636,759
SMG Holdings, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	2,687	2,694,054
Solera, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	27,263	27,275,594
Spin Holdco, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	45,390	45,481,162
Tempo Acquisition, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	9,529	9,542,773
Trans Union, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023	10,605	10,602,019
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	5,212	5,210,541
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	22,554	22,554,925
Vestcom Parent Holdings, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	12,992	13,024,075
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	1,540	1,541,507
West Corporation
Term Loan, 6.03%, (USD LIBOR + 3.50%), Maturing October 10, 2024(4)	3,940	3,901,953
Term Loan, 6.53%, (USD LIBOR + 4.00%), Maturing October 10, 2024(4)	15,936	15,894,461
Worldpay, LLC
Term Loan, 4.03%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023	3,537	3,535,288
Term Loan, 4.03%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024	20,771	20,763,418

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ZPG PLC
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing June 30, 2025	EUR	4,975	$5,664,868
Term Loan, 5.47%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	8,675	11,127,197
			$955,667,554

Cable and Satellite Television — 4.1%
Altice France S.A.
Term Loan, 6.28%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		5,000	$4,940,000
Altice US Finance I Corporation
Term Loan, Maturing January 10, 2026(5)		13,075	13,058,656
Charter Communications Operating, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		43,938	43,992,748
Cogeco Communications (USA) II L.P.
Term Loan, 4.68%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		6,165	6,143,745
CSC Holdings, LLC
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		34,375	34,245,642
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		17,345	17,401,729
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,853	11,128,840
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		23,033	22,428,180
Term Loan, 5.97%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,588	4,505,248
Radiate Holdco, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		23,609	23,489,512
Telenet Financing USD, LLC
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		30,025	29,943,692
Telenet International Finance S.a.r.l.
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	20,500	23,174,356
Unitymedia Finance, LLC
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing September 30, 2025		1,500	1,499,883
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		20,100	20,089,226
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	18,000	20,512,296

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
UPC Financing Partnership
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		27,535	$27,462,044
Virgin Media Bristol, LLC
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	79,142,398
Virgin Media Investment Holdings Limited
Term Loan, 3.97%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	14,425	18,430,830
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	25,881,060
Ziggo Secured Finance Partnership
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		48,481	47,583,361
			$475,053,446

Chemicals and Plastics — 4.4%
Alpha 3 B.V.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		15,632	$15,657,927
Aruba Investments, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,815	3,822,280
Ashland, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		6,246	6,268,061
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.14%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		42,503	42,452,970
Caldic B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	565,617
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,696,852
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	6,441	7,350,063
Emerald Performance Materials, LLC
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		5,268	5,299,884
Term Loan - Second Lien, 10.05%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		5,000	5,016,665
Ferro Corporation
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,814	3,818,934

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Ferro Corporation (continued)
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,897	$3,901,955
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,186	9,197,073
Flint Group GmbH
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		2,741	2,631,970
Flint Group US, LLC
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		16,579	15,921,258
Gemini HDPE, LLC
Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,986	10,015,455
H.B. Fuller Company
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		23,856	23,811,572
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	33,944	38,390,870
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		7,568	7,572,542
Invictus U.S., LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		5,572	5,603,343
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	6,355	7,205,544
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		9,650	9,642,637
MacDermid, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		4,906	4,913,832
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	2,997	3,410,201
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		27,074	27,073,857
Messer Industries, LLC
Term Loan, Maturing October 1, 2025(5)	EUR	4,275	4,873,099
Term Loan, Maturing October 1, 2025(5)		31,300	31,350,862
Orion Engineered Carbons GmbH
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		7,182	7,213,576
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		4,179	4,096,256

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
PQ Corporation
Term Loan, 5.03%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		31,560	$31,573,238
Proampac PG Borrower, LLC
Term Loan, 5.84%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		8,491	8,516,196
Schenectady International Group, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		11,375	11,339,453
Sonneborn Refined Products B.V.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		917	928,212
Sonneborn, LLC
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		5,195	5,259,852
Spectrum Holdings III Corp.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		4,823	4,786,847
Starfruit Finco B.V.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	5,425	6,204,157
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		35,725	35,708,245
Tata Chemicals North America, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	5,639,489
Trinseo Materials Operating S.C.A.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		4,075	4,052,555
Tronox Blocked Borrower, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		12,921	12,912,811
Tronox Finance, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		29,817	29,798,796
Unifrax I, LLC
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		8,573	8,600,006
Univar, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		22,626	22,642,129
Venator Materials Corporation
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,282	4,284,426
Versum Materials, Inc.
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		5,758	5,774,295
			$506,795,862

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.1%
Tumi, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		10,249	$10,246,566
			$10,246,566

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 5.04%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,814	$2,823,170
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	6,728,580
			$9,551,750

Containers and Glass Products — 2.7%
Anchor Glass Container Corporation
Term Loan, 5.08%, (USD LIBOR + 2.75%), Maturing December 7, 2023(4)		5,576	$4,990,558
Berlin Packaging, LLC
Term Loan, 5.28%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		8,783	8,787,554
Berry Global, Inc.
Term Loan, Maturing January 6, 2021(5)		1,000	999,286
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		15,319	15,330,569
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,388	7,385,195
BWAY Holding Company
Term Loan, 5.66%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		28,062	27,939,585
Consolidated Container Company, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		6,247	6,263,648
Crown Americas, LLC
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing April 3, 2025	EUR	6,658	7,608,049
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.00%), Maturing April 3, 2025		6,964	6,988,302
Flex Acquisition Company, Inc.
Term Loan, 5.26%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		41,582	41,574,381
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,531	17,582,709
Libbey Glass, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,347	10,334,336

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Pelican Products, Inc.
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		7,057	$7,072,013
Reynolds Group Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		60,040	60,166,657
Ring Container Technologies Group, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		9,954	9,965,975
SIG Combibloc Holdings S.C.A.
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing September 5, 2025	EUR	4,500	5,156,816
Trident TPI Holdings, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		19,298	19,177,406
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	31,357	35,590,292
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing August 29, 2025	EUR	16,850	19,167,167
			$312,080,498

Cosmetics / Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		25,180	$25,132,421
			$25,132,421

Drugs — 3.2%
Albany Molecular Research, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		15,370	$15,394,726
Alkermes, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		19,075	19,158,385
Amneal Pharmaceuticals, LLC
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		40,614	40,850,351
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (6 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		29,557	29,631,291
Bausch Health Companies, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025		72,332	72,508,176
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.56%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		52,115	52,353,740

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Horizon Pharma, Inc.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024	15,931	$15,991,204
Jaguar Holding Company II
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	67,931	67,808,660
Mallinckrodt International Finance S.A.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	24,432	24,179,097
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	9,701	9,650,726
PharMerica Corporation
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	11,650	11,707,870
Term Loan - Second Lien, 10.03%, (1 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	4,650	4,655,813
		$363,890,039

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 4.46%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	39,148	$39,196,471
Clean Harbors, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2024	3,135	3,144,458
EnergySolutions, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	16,758	16,904,633
GFL Environmental, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025	25,287	24,979,248
Term Loan, 7.00%, (3 mo. USD Prime + 1.75%), Maturing May 30, 2025	3,149	3,110,789
Wastequip, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025	1,493	1,501,363
Wrangler Buyer Corp.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	7,945	7,958,468
		$96,795,430

Electronics / Electrical — 10.5%
Almonde, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	45,404	$45,204,887

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		4,622	$4,529,110
Applied Systems, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		29,309	29,410,723
Aptean, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		12,682	12,714,086
Term Loan - Second Lien, 11.89%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		4,335	4,356,675
Avast Software B.V.
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		16,787	16,870,885
Barracuda Networks, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		17,955	17,988,666
Blackhawk Network Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		9,401	9,431,992
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,450	3,954,453
Term Loan, 6.65%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		37,350	37,513,406
Campaign Monitor Finance Pty. Limited
Term Loan, 7.49%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		12,999	12,136,903
Celestica, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2025		4,713	4,686,676
Cohu, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		10,525	10,544,734
CommScope, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		4,600	4,617,175
CPI International, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		11,297	11,311,594
Cypress Semiconductor Corporation
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		10,915	10,912,974
DigiCert, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		18,823	18,849,152

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Electro Rent Corporation
Term Loan, 7.49%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		13,018	$13,164,579
Energizer Holdings, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing June 30, 2022		8,276	8,294,048
Term Loan, Maturing June 20, 2025(5)		6,525	6,563,008
Entegris, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		2,248	2,256,419
Epicor Software Corporation
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		16,694	16,740,145
Exact Merger Sub, LLC
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		7,004	7,063,352
EXC Holdings III Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		5,434	5,481,484
Financial & Risk US Holdings, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		14,225	14,118,313
Flexera Software, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		11,302	11,342,342
GlobalLogic Holdings, Inc.
Term Loan, 1.63%, Maturing August 1, 2025(2)		763	768,695
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		5,338	5,380,867
Go Daddy Operating Company, LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		58,907	59,040,296
GoodRx, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.00%), Maturing October 10, 2025		3,525	3,544,828
GTCR Valor Companies, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		22,302	22,336,982
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 20, 2023	EUR	2,970	3,384,996
Hyland Software, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024		34,373	34,565,962
Infoblox, Inc.
Term Loan, 6.80%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,452	17,604,703

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Infor (US), Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		84,472	$84,286,945
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	6,011	6,865,402
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		40,411	40,581,248
Lattice Semiconductor Corporation
Term Loan, 6.53%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		5,957	5,993,907
MA FinanceCo., LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		40,454	40,190,647
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,895	5,850,690
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,414	18,831,132
Marcel LUX IV S.a.r.l.
Term Loan, Maturing September 26, 2025(5)	EUR	2,650	3,019,347
Term Loan, Maturing September 26, 2025(5)		3,250	3,262,188
Microchip Technology Incorporated
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		27,537	27,461,223
MTS Systems Corporation
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		851	855,149
Prometric Holdings, Inc.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,358	3,370,718
Renaissance Holding Corp.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		14,389	14,340,979
Term Loan - Second Lien, 9.30%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,170,922
Resideo Funding, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 2.00%), Maturing October 24, 2025		4,650	4,673,250
Rocket Software, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023		12,666	12,714,808
Seattle Spinco, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		39,810	39,523,571
SGS Cayman L.P.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,129	1,077,278

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
SkillSoft Corporation
Term Loan, 7.05%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	61,434	$56,857,622
SolarWinds Holdings, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	27,290	27,384,902
Southwire Company
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	6,858	6,884,387
Sparta Systems, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,465	3,287,419
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	20,387	20,311,663
SS&C Technologies, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	11,625	11,600,297
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	52,597	52,403,671
SurveyMonkey, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	13,520	13,587,797
Sutherland Global Services, Inc.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	4,849	4,627,933
Switch, Ltd.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	2,814	2,823,755
Tibco Software, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	24,789	24,834,991
TriTech Software Systems
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	12,050	12,100,212
TTM Technologies, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	3,424	3,426,393
Uber Technologies
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	49,779	49,887,700
Term Loan, 6.28%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	28,285	28,378,179
Ultra Clean Holdings, Inc.
Term Loan, 6.80%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	11,200	11,018,000

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Verifone Systems, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		11,500	$11,523,000
Veritas Bermuda, Ltd.
Term Loan, 6.82%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		22,663	21,683,357
Vero Parent, Inc.
Term Loan, 7.30%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024		18,167	18,236,895
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,600	7,556,617
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		8,436	8,394,069
Western Digital Corporation
Term Loan, 4.04%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		11,464	11,411,935
			$1,209,975,308

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		77,318	$77,205,115
Delos Finance S.a.r.l.
Term Loan, 4.14%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		1,000	1,002,679
IBC Capital Limited
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		6,965	6,965,000
United Rentals, Inc.
Term Loan, Maturing October 1, 2025(5)		11,925	11,992,078
			$97,164,872

Financial Intermediaries — 2.8%
Citco Funding, LLC
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing March 31, 2022		33,550	$33,675,966
Clipper Acquisitions Corp.
Term Loan, 4.03%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		13,200	13,216,645
Ditech Holding Corporation
Term Loan, 8.30%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		36,853	34,273,405
Donnelley Financial Solutions, Inc.
Term Loan, 5.22%, (1 week USD LIBOR + 3.00%), Maturing October 2, 2023		3,317	3,325,436

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
EIG Management Company, LLC
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		3,010	$3,030,568
Evergood 4 ApS
Term Loan, Maturing February 6, 2025(5)	EUR	1,362	1,555,988
Term Loan, Maturing February 6, 2025(5)	EUR	7,263	8,298,601
Focus Financial Partners, LLC
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		22,419	22,481,854
Fortress Investment Group, LLC
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		11,208	11,217,745
Franklin Square Holdings L.P.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,525	6,553,469
Freedom Mortgage Corporation
Term Loan, 7.05%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		35,199	35,507,193
Greenhill & Co., Inc.
Term Loan, 6.05%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)		12,200	12,275,935
GreenSky Holdings, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		15,845	15,924,602
Guggenheim Partners, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		36,961	37,238,334
Harbourvest Partners, LLC
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		15,776	15,808,639
Jefferies Finance, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		1,980	1,987,425
LPL Holdings, Inc.
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		16,358	16,409,593
MIP Delaware, LLC
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,554	1,557,506
Ocwen Financial Corporation
Term Loan, 7.28%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		2,832	2,847,696
Sesac Holdco II, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		10,428	10,415,292
StepStone Group L.P.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,940	7,000,851

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Victory Capital Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		3,942	$3,958,028
Virtus Investment Partners, Inc.
Term Loan, 4.91%, (3 mo. USD LIBOR + 2.50%), Maturing June 1, 2024		7,245	7,271,984
Walker & Dunlop, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		11,554	11,626,251
			$317,459,006

Food Products — 3.4%
Alphabet Holding Company, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		36,557	$34,991,993
Badger Buyer Corp.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		5,029	5,026,082
CHG PPC Parent, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		8,703	8,692,309
Del Monte Foods, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,384	23,481,327
Dole Food Company, Inc.
Term Loan, 5.05%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		19,843	19,819,821
Froneri International PLC
Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	28,850	32,892,859
Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 22, 2025	GBP	12,010	15,450,213
Hearthside Food Solutions, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025		10,329	10,170,719
High Liner Foods Incorporated
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		15,165	14,368,488
HLF Financing S.a.r.l.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		16,350	16,431,750
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 1, 2022	EUR	3,602	4,105,150
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2022		20,951	20,996,351
Term Loan, Maturing November 1, 2025(5)		9,000	9,019,692

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
JBS USA, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		104,702	$104,824,990
Mastronardi Produce Limited
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		3,317	3,341,563
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	6,800	7,755,176
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		16,909	16,852,144
Post Holdings, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		12,176	12,171,595
Refresco Group B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,864,892
Term Loan, 4.80%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	1,500	1,915,759
Restaurant Technologies, Inc.
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		9,350	9,396,750
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	6,778,912
			$393,348,535

Food Service — 1.8%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		84,725	$84,486,890
Aramark Services, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		9,606	9,624,436
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.31%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		7,456	7,307,186
Dhanani Group, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		7,307	7,279,287
IRB Holding Corp.
Term Loan, 5.46%, (2 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		27,566	27,576,313
KFC Holding Co.
Term Loan, 4.04%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		20,046	20,073,952

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
NPC International, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		8,984	$9,028,688
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.15%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		3,908	3,922,281
TKC Holdings, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023		10,613	10,631,948
US Foods, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		12,329	12,325,980
Welbilt, Inc.
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		13,716	13,715,769
			$205,972,730

Food / Drug Retailers — 0.9%
Albertsons, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		14,664	$14,659,812
Term Loan, 5.38%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		8,588	8,576,691
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		51,899	51,663,884
Term Loan, Maturing October 29, 2025(5)		2,650	2,632,113
Diplomat Pharmacy, Inc.
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,330	5,356,147
Holland & Barrett International
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,675	5,151,176
Term Loan, 6.05%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	11,175	13,641,113
			$101,680,936

Health Care — 8.4%
Acadia Healthcare Company, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		3,054	$3,065,239
ADMI Corp.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		22,718	22,806,799
Akorn, Inc.
Term Loan, 7.81%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		17,825	16,543,981

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alliance Healthcare Services, Inc.
Term Loan, 6.80%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		11,503	$11,581,580
Term Loan - Second Lien, 12.30%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,588,938
Argon Medical Devices, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,114	7,160,194
Athletico Management, LLC
Term Loan, Maturing October 31, 2025(5)		6,900	6,934,500
Auris Luxembourg III S.a.r.l.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 17, 2022	EUR	2,488	2,824,511
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		2,947	2,946,701
Avantor, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		18,262	18,407,530
BioClinica, Inc.
Term Loan, 6.75%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,714	10,178,642
BW NHHC Holdco, Inc.
Term Loan, 7.29%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,771	11,564,516
Carestream Dental Equipment, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,143	6,119,926
CHG Healthcare Services, Inc.
Term Loan, 5.45%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		36,550	36,716,462
Community Health Systems, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		15,985	15,692,159
Concentra, Inc.
Term Loan, 5.03%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		10,800	10,840,824
Convatec, Inc.
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		5,688	5,729,263
CPI Holdco, LLC
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		11,276	11,346,579
CryoLife, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,533	5,581,603
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	11,928	13,528,709

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
DJO Finance, LLC
Term Loan, 5.60%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		25,682	$25,660,011
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,500	9,733,161
Envision Healthcare Corporation
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		57,850	56,769,304
Equian, LLC
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		11,313	11,323,871
Gentiva Health Services, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		26,555	26,653,781
GHX Ultimate Parent Corporation
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		10,424	10,423,611
Greatbatch Ltd.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		10,600	10,653,672
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.47%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		42,907	42,989,735
Hanger, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		12,089	12,074,138
HCA, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing March 13, 2025		4,080	4,103,581
Indivior Finance S.a.r.l.
Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		9,056	9,032,989
Inovalon Holdings, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		16,139	16,139,438
IQVIA, Inc.
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		9,675	9,708,769
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		12,548	12,585,506
Kinetic Concepts, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024		27,502	27,636,524
KUEHG Corp.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		38,501	38,744,900
Term Loan - Second Lien, 10.64%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		4,425	4,491,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Medical Solutions, LLC
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	8,407	$8,431,018
MedPlast Holdings, Inc.
Term Loan, 6.15%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	7,225	7,283,703
MPH Acquisition Holdings, LLC
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	49,976	49,933,374
National Mentor Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	5,306	5,305,900
Navicure, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	8,842	8,878,823
New Millennium Holdco, Inc.
Term Loan, 8.80%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	3,250	1,787,228
One Call Corporation
Term Loan, 7.53%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	20,649	19,435,476
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	51,798	51,684,402
Parexel International Corporation
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	36,115	35,685,887
Press Ganey Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	13,121	13,151,112
Prospect Medical Holdings, Inc.
Term Loan, 7.81%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	13,358	13,433,013
R1 RCM, Inc.
Term Loan, 7.65%, (3 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	6,758	6,758,063
RadNet, Inc.
Term Loan, 6.22%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	15,148	15,223,499
Select Medical Corporation
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	22,262	22,362,305
Sotera Health Holdings, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	13,887	13,912,784
Sound Inpatient Physicians
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025	5,636	5,649,965

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Surgery Center Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		18,884	$18,872,447
Syneos Health, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024		4,105	4,103,744
Team Health Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		41,470	39,344,593
Tecomet, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		8,616	8,644,205
U.S. Anesthesia Partners, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		15,862	15,911,969
Universal Health Services, Inc.
Term Loan, Maturing October 18, 2025(5)		5,600	5,628,000
Universal Hospital Services, Inc.
Term Loan, Maturing October 18, 2025(5)		5,750	5,793,125
Verscend Holding Corp.
Term Loan, 6.80%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		26,200	26,412,875
Wink Holdco, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		5,260	5,256,962
			$962,767,494

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 5.86%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		18,386	$18,052,908
Serta Simmons Bedding, LLC
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		56,548	51,416,212
			$69,469,120

Industrial Equipment — 3.9%
AL Alpine AT Bidco GmbH
Term Loan, Maturing September 30, 2025(5)		2,875	$2,882,187
Term Loan, Maturing September 30, 2025(5)	EUR	5,500	6,270,069
Altra Industrial Motion Corp.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		9,425	9,413,219
Apex Tool Group, LLC
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,384	27,068,905

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 20, 2025(2)		1,031	$1,022,945
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		4,546	4,512,380
Clark Equipment Company
Term Loan, 4.38%, (USD LIBOR + 2.00%), Maturing May 18, 2024(4)		21,386	21,346,022
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	3,000	3,438,302
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		7,407	7,462,972
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	3,001	3,424,725
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	7,502	8,561,813
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		12,144	12,192,468
DXP Enterprises, Inc.
Term Loan, 7.05%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,742	5,785,065
Engineered Machinery Holdings, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		9,512	9,432,526
EWT Holdings III Corp.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		28,309	28,273,246
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,403	5,022,240
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		21,815	21,933,549
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,269	7,138,544
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		11,651	11,695,888
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,530	10,826,052
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		38,250	38,359,648
Hamilton Holdco, LLC
Term Loan, 4.40%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		9,950	9,959,396

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Harsco Corporation
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing December 6, 2024		3,630	$3,647,412
Hayward Industries, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		4,950	4,983,259
LTI Holdings, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,900	5,903,687
Milacron, LLC
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		28,781	28,844,334
Minimax GmbH & Co. KG
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,475	3,979,535
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2025		5,075	5,106,719
Paladin Brands Holding, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		13,783	13,834,355
Pro Mach Group, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		2,662	2,653,307
Rexnord, LLC
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		23,084	23,148,608
Robertshaw US Holding Corp.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		22,934	22,704,630
Shape Technologies Group, Inc.
Term Loan, 5.30%, (USD LIBOR + 3.00%), Maturing April 20, 2025(4)		9,900	9,894,000
Tank Holding Corp.
Term Loan, 5.81%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		8,365	8,392,337
Terex Corporation
Term Loan, 4.29%, (2 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		2,955	2,951,306
Thermon Industries, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,654	3,681,481
Titan Acquisition Limited
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		36,417	34,383,730
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	14,300	16,389,238
			$446,520,099

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance — 2.8%
Alliant Holdings I, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		26,870	$26,876,246
AmWINS Group, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		36,969	37,108,065
Asurion, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		28,197	28,275,965
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		33,383	33,466,785
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,244	2,250,547
Term Loan - Second Lien, 8.80%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		28,975	29,789,922
Financiere CEP SAS
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,725	6,461,728
FrontDoor, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		5,675	5,717,562
Hub International Limited
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		57,506	57,444,286
NFP Corp.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		39,637	39,567,338
Sedgwick Claims Management Services, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		12,336	12,348,796
USI, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		37,627	37,457,272
			$316,764,512

Leisure Goods / Activities / Movies — 3.3%
AMC Entertainment Holdings, Inc.
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		9,999	$10,015,201
Ancestry.com Operations, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,618	47,796,818
Bombardier Recreational Products, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		43,993	43,947,557
Bright Horizons Family Solutions, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing November 7, 2023		10,466	10,483,615

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		10,514	$10,401,160
ClubCorp Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,148	20,848,831
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	9,652	10,978,235
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		25,333	25,260,618
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		33,135	32,828,763
Emerald Expositions Holding, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		18,842	18,841,536
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	8,800	10,054,537
Lindblad Expeditions, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		278	280,827
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		2,154	2,176,412
Live Nation Entertainment, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		42,417	42,529,245
Match Group, Inc.
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,797	7,855,352
Sabre GLBL, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		995	995,964
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		21,259	21,258,584
SRAM, LLC
Term Loan, 5.10%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		22,639	22,695,349
Steinway Musical Instruments, Inc.
Term Loan, 6.03%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,826	9,837,907
Travel Leaders Group, LLC
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		11,372	11,506,537

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
UFC Holdings, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		15,484	$15,591,831
			$376,184,879

Lodging and Casinos — 4.0%
Aristocrat Technologies, Inc.
Term Loan, 4.22%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		14,979	$14,943,821
Azelis Finance S.A.
Term Loan, Maturing July 31, 2025(5)	EUR	4,600	5,272,604
Boyd Gaming Corporation
Term Loan, 4.47%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		12,113	12,148,608
Churchill Downs Incorporated
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,474	3,486,777
CityCenter Holdings, LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		40,326	40,294,100
Eldorado Resorts, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		11,596	11,625,461
ESH Hospitality, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		26,492	26,510,745
Four Seasons Hotels Limited
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		9,137	9,145,821
Global Business Travel Holdings Limited
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing July 20, 2025		3,000	3,022,500
Golden Nugget, Inc.
Term Loan, 5.23%, (USD LIBOR + 2.75%), Maturing October 4, 2023(4)		45,242	45,393,666
GVC Holdings PLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	16,575	18,869,688
Term Loan, 4.30%, (3 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,500	9,635,432
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		12,537	12,560,507
Hanjin International Corp.
Term Loan, 4.94%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,650,000
Hilton Worldwide Finance, LLC
Term Loan, 4.03%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		47,618	47,710,115

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Hospitality Investors Trust
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2019		5,100	$5,085,210
Las Vegas Sands, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		17,085	17,047,045
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		29,030	28,975,929
Playa Resorts Holding B.V.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		28,083	27,713,996
Richmond UK Bidco Limited
Term Loan, 4.98%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,914	3,629,751
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,225	12,863,657
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		54,189	54,426,265
VICI Properties 1, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		25,293	25,265,511
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		14,900	14,913,037
			$456,190,246

Nonferrous Metals / Minerals — 0.6%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		561	$478,401
Dynacast International, LLC
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		14,797	14,833,648
Murray Energy Corporation
Term Loan, 9.78%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		22,036	20,089,883
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		2,878	221,866
Oxbow Carbon, LLC
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		7,098	7,125,057
Term Loan - Second Lien, 9.80%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,500	8,691,250

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Rain Carbon GmbH
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 16, 2025	EUR	15,625	$17,794,999
			$69,235,104

Oil and Gas — 1.8%
Ameriforge Group, Inc.
Term Loan, 9.39%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		21,660	$21,822,267
Apergy Corporation
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		3,926	3,934,383
BCP Raptor, LLC
Term Loan, 6.64%, (2 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		4,707	4,658,400
Centurion Pipeline Company, LLC
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,225	3,253,219
CITGO Petroleum Corporation
Revolving Loan, 0.51%, Maturing July 23, 2019(2)		12,500	12,418,750
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,600	15,612,995
Delek US Holdings, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		5,303	5,310,004
Fieldwood Energy, LLC
Term Loan, 7.55%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		25,506	25,728,777
Term Loan - Second Lien, 9.55%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		2,952	2,826,402
Green Plains Renewable Energy, Inc.
Term Loan, 7.81%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023		11,212	11,342,558
McDermott Technology Americas, Inc.
Term Loan, 7.30%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025		14,229	14,128,901
Medallion Midland Acquisition, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024		1,925	1,912,156
MEG Energy Corp.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		9,748	9,782,133
PSC Industrial Holdings Corp.
Term Loan, 6.04%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		9,305	9,327,949

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Investment Partners II L.P.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	938	$850,796
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	2,514	2,281,289
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	18,071	16,399,503
Sheridan Production Partners I, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,419	1,357,813
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	2,324	2,222,987
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	17,536	16,776,219
Southcross Energy Partners L.P.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021	7,687	6,884,234
Ultra Resources, Inc.
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	15,825	14,865,609
		$203,697,344

Publishing — 1.0%
Ascend Learning, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	13,921	$13,938,122
Getty Images, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	44,096	43,690,504
Harland Clarke Holdings Corp.
Term Loan, 7.14%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	11,901	11,186,515
Lamar Media Corporation
Term Loan, 4.06%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	6,070	6,089,730
LSC Communications, Inc.
Term Loan, 7.80%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	9,636	9,684,180
Merrill Communications, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	3,413	3,446,869
Multi Color Corporation
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022	3,428	3,427,793
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	9,609	9,640,632

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)
ProQuest, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	14,126	$14,202,793
Tweddle Group, Inc.
Term Loan, 6.95%, (3 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	2,730	2,648,646
		$117,955,784

Radio and Television — 2.3%
ALM Media Holdings, Inc.
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	8,238	$7,537,664
AP NMT Acquisition B.V.
Term Loan, 8.15%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,743	3,750,094
CBS Radio, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	15,128	15,075,891
Cumulus Media New Holdings, Inc.
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	49,053	48,447,944
E.W. Scripps Company (The)
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	4,133	4,134,110
Entravision Communications Corporation
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	12,029	11,898,195
Gray Television, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	5,810	5,819,696
Hubbard Radio, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	9,823	9,834,894
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	33,740	24,538,665
Term Loan, 0.00%, Maturing July 30, 2019(6)	5,384	3,906,615
Mission Broadcasting, Inc.
Term Loan, Maturing January 17, 2024(5)	4,341	4,344,249
NEP/NCP Holdco, Inc.
Term Loan, 5.47%, (3 mo. USD LIBOR + 3.25%), Maturing October 20, 2025	3,750	3,770,509
Nexstar Broadcasting, Inc.
Term Loan, Maturing January 17, 2024(5)	27,134	27,156,969
Raycom TV Broadcasting, LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	12,103	12,125,443

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Sinclair Television Group, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,222	$14,230,576
Univision Communications, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	67,419	64,792,932
		$261,364,446

Retailers (Except Food and Drug) — 2.4%
Ascena Retail Group, Inc.
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	14,167	$13,781,404
Bass Pro Group, LLC
Term Loan, 7.30%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,573	12,592,639
BJ’s Wholesale Club, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	18,496	18,558,616
CDW, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	20,931	20,986,790
Coinamatic Canada, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	270	269,963
David’s Bridal, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	23,569	18,933,388
Evergreen Acqco 1 L.P.
Term Loan, 6.22%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	23,918	23,289,751
Global Appliance, Inc.
Term Loan, 6.31%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	12,029	11,953,322
Go Wireless, Inc.
Term Loan, 8.80%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	4,720	4,631,115
Harbor Freight Tools USA, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,846	5,765,038
Hoya Midco, LLC
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	14,017	13,973,319
J. Crew Group, Inc.
Term Loan, 5.35%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	26,063	21,350,492
LSF9 Atlantis Holdings, LLC
Term Loan, 8.28%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,279	11,849,145

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Neiman Marcus Group Ltd., LLC
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	23,377	$21,326,662
Party City Holdings, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.75%), Maturing August 19, 2022	7,698	7,736,244
PetSmart, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	43,855	37,303,911
PFS Holding Corporation
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	9,980	5,738,356
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,455	7,067,846
Radio Systems Corporation
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	4,691	4,702,352
Shutterfly, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	6,185	6,198,675
Staples, Inc.
Term Loan, 6.34%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,774	6,761,112
		$274,770,140

Steel — 0.9%
Aleris International, Inc.
Term Loan, Maturing February 27, 2023(5)	3,000	$3,032,499
Atkore International, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	19,438	19,474,417
GrafTech Finance, Inc.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	34,538	34,753,674
Neenah Foundry Company
Term Loan, 8.84%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	8,903	8,858,609
Phoenix Services International, LLC
Term Loan, 6.03%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,776	9,867,524
Zekelman Industries, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	30,122	30,117,646
		$106,104,369

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		11,406	$11,484,273
Avis Budget Car Rental, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing February 13, 2025		5,716	5,705,370
Hertz Corporation (The)
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		10,401	10,362,434
Kenan Advantage Group, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		1,821	1,821,248
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		6,568	6,569,844
PODS, LLC
Term Loan, 5.03%, (3 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		6,881	6,849,550
Stena International S.a.r.l.
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		25,437	24,801,531
XPO Logistics, Inc.
Term Loan, 4.51%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		6,775	6,799,464
			$74,393,714

Telecommunications — 4.9%
CenturyLink, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		73,787	$73,030,401
Ciena Corporation
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025		13,175	13,212,048
Colorado Buyer, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		16,572	16,561,456
Consolidated Communications, Inc.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		878	867,192
Digicel International Finance Limited
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		14,649	14,062,830
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	34,450	39,310,034
Frontier Communications Corp.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		21,478	20,833,781

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	$18,527,822
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		19,052	19,718,523
Intelsat Jackson Holdings S.A.
Term Loan, 6.04%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		35,250	35,298,469
Term Loan, 6.79%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		18,300	19,291,256
IPC Corp.
Term Loan, 7.03%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	11,184,967
Level 3 Financing, Inc.
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		35,850	35,917,219
Lumentum Holdings
Term Loan, Maturing August 7, 2025(5)		7,175	7,210,875
Mitel Networks Corporation
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		4,724	4,777,420
Onvoy, LLC
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,830	12,444,736
Plantronics, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		16,250	16,232,223
SBA Senior Finance II, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		33,070	33,042,123
Sprint Communications, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		61,781	61,742,256
Syniverse Holdings, Inc.
Term Loan, 7.28%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,343	11,405,387
TDC A/S
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing May 31, 2025	EUR	43,285	49,410,149
Telesat Canada
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		49,781	49,858,511
Zayo Group, LLC
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		4,000	4,010,624
			$567,950,302

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities — 1.7%
Brookfield WEC Holdings, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025	28,625	$28,857,578
Calpine Construction Finance Company L.P.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	2,648	2,647,302
Calpine Corporation
Term Loan, 4.06%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019	4,827	4,828,387
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2023	5,255	5,243,305
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	47,252	47,150,112
Dayton Power & Light Company (The)
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	5,453	5,473,323
Granite Acquisition, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,707	1,716,284
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	37,472	37,678,349
Lightstone Generation, LLC
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,183	1,168,198
Term Loan, 6.05%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	22,026	21,750,380
Longview Power, LLC
Term Loan, 8.53%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	3,531	3,070,089
Talen Energy Supply, LLC
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	6,165	6,195,096
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	11,182	11,216,522
USIC Holdings, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	7,969	8,006,941
Vistra Energy Corp.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	12,643	12,619,606
Vistra Operations Company, LLC
Term Loan, Maturing December 14, 2023(5)	2,500	2,505,208
		$200,126,680

Total Senior Floating-Rate Loans (identified cost $10,411,896,801)		$10,264,654,655

Corporate Bonds & Notes — 2.4%
Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$6,867,443
			$6,867,443

Business Equipment and Services — 0.1%
Travelport Corporate Finance PLC
6.00%, 3/15/26(8)		15,600	$15,678,000
			$15,678,000

Cable and Satellite Television — 0.0%(10)
Virgin Media Secured Finance PLC
5.25%, 1/15/26(8)		3,635	$3,403,269
			$3,403,269

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$14,665,937
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,135,000
			$18,800,937

Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		23,743	$23,772,818
5.936%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		9,925	10,049,062
			$33,821,880

Drugs — 0.4%
Bausch Health Companies, Inc.
6.50%, 3/15/22(8)		11,092	$11,507,950
7.00%, 3/15/24(8)		14,419	15,135,480
5.50%, 11/1/25(8)		19,675	19,355,281
			$45,998,711

Entertainment — 0.1%
Vue International Bidco PLC
4.932%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	8,625	$9,791,090
			$9,791,090

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Food Products — 0.0%(10)
Iceland Bondco PLC
5.063%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	1,428	$1,825,413
			$1,825,413

Health Care — 0.7%
Avantor, Inc.
6.00%, 10/1/24(8)		13,105	$13,105,000
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	7,143,750
6.25%, 3/31/23		16,650	15,375,442
HCA, Inc.
4.75%, 5/1/23		9,766	9,888,075
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		10,550	11,196,188
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	12,831,875
4.375%, 10/1/21		9,700	9,639,375
			$79,179,705

Leisure Goods / Activities / Movies — 0.0%(10)
National CineMedia, LLC
6.00%, 4/15/22		5,250	$5,328,750
			$5,328,750

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,385,000
			$11,385,000

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)		8,994	$6,520,650
Univision Communications, Inc.
6.75%, 9/15/22(8)		2,629	2,688,153
5.125%, 2/15/25(8)		5,500	5,040,750
			$14,249,553

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	$9,224,250
			$9,224,250

Security		Principal Amount* (000’s omitted)	Value

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	6,675	$7,016,467
			$7,016,467

Utilities — 0.1%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,026,250
5.875%, 1/15/24(8)		5,000	5,012,500
5.25%, 6/1/26 (8)		10,925	10,078,312
			$18,117,062

Total Corporate Bonds & Notes (identified cost $291,386,078)			$280,687,530

Asset-Backed Securities — 2.1%
Security		Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 5.407%, (3 mo. USD LIBOR + 3.10%), 7/20/31(8)(9)		$2,500	$2,491,165
Series 2018-1A, Class E, 8.307%, (3 mo. USD LIBOR + 6.00%), 7/20/31(8)(9)		3,000	3,005,393
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.521%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(9)		3,525	3,539,463
Apidos CLO XX
Series 2015-20A, Class DR, 8.136%, (3 mo. USD LIBOR + 5.70%), 7/16/31(8)(9)		2,375	2,380,821
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 5.343%, (3 mo. USD LIBOR + 3.00%), 7/22/30(8)(9)		2,500	2,508,792
Series 2018-49A, Class E, 8.043%, (3 mo. USD LIBOR + 5.70%), 7/22/30(8)(9)		3,500	3,481,208
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 5.214%, (3 mo. USD LIBOR + 2.90%), 5/15/30(8)(9)		5,000	4,982,965
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)		4,000	4,015,292
Babson CLO, Ltd.
Series 2015-IA, Class DR, 5.069%, (3 mo. USD LIBOR + 2.60%), 1/20/31(8)(9)		2,500	2,473,390
Series 2016-1A, Class DR, 5.527%, (3 mo. USD LIBOR + 3.05%), 7/23/30(8)(9)		1,250	1,252,523

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Babson CLO, Ltd. (continued)
Series 2016-1A, Class ER, 8.477%, (3 mo. USD LIBOR + 6.00%), 7/23/30(8)(9)	$3,500	$3,513,603
Series 2018-1A, Class C, 5.036%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	3,500	3,475,146
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.177%, (3 mo. USD LIBOR + 2.70%), 4/23/31(8)(9)	5,000	4,964,795
Series 2018-1A, Class E, 7.827%, (3 mo. USD LIBOR + 5.35%), 4/23/31(8)(9)	3,000	2,926,734
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 8.069%, (3 mo. USD LIBOR + 5.60%), 1/20/31(8)(9)	5,401	5,339,942
Series 2018-14A, Class D, 5.069%, (3 mo. USD LIBOR + 2.60%), 4/20/31(8)(9)	1,500	1,489,350
Series 2018-5BA, Class C, 5.399%, (3 mo. USD LIBOR + 2.93%), 4/20/31(8)(9)	5,000	4,965,010
Series 2018-5BA, Class D, 8.419%, (3 mo. USD LIBOR + 5.95%), 4/20/31(8)(9)	3,500	3,449,348
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 5.009%, (3 mo. USD LIBOR + 2.90%), 4/30/31(8)(9)	2,500	2,482,885
Series 2018-1A, Class D, 7.759%, (3 mo. USD LIBOR + 5.65%), 4/30/31(8)(9)	4,450	4,472,530
BlueMountain CLO, Ltd.
Series 2018-1A, Class D, 5.389%, (3 mo. USD LIBOR + 3.05%), 7/30/30(8)(9)	2,500	2,505,137
Series 2018-1A, Class E, 8.289%, (3 mo. USD LIBOR + 5.95%), 7/30/30(8)(9)	2,000	1,987,212
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 8.136%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8)(9)	4,875	4,855,310
Series 2016-1A, Class ER, 8.186%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	4,000	3,954,308
Series 2016-2A, Class ER, 8.436%, (3 mo. USD LIBOR + 6.00%), 10/15/31(8)(9)	4,500	4,477,113
Series 2017-1A, Class E, 8.686%, (3 mo. USD LIBOR + 6.25%), 7/15/30(8)(9)	3,250	3,257,429
Series 2018-1A, Class D, 5.336%, (3 mo. USD LIBOR + 2.90%), 7/15/31(8)(9)	3,000	2,979,024
Series 2018-1A, Class E, 8.186%, (3 mo. USD LIBOR + 5.75%), 7/15/31(8)(9)	2,750	2,718,169
Carlyle CLO, Ltd.
Series C17A, Class CR, 5.32%, (3 mo. USD LIBOR + 2.80%), 4/30/31(8)(9)	5,000	4,983,250
Series C17A, Class DR, 8.52%, (3 mo. USD LIBOR + 6.00%), 4/30/31(8)(9)	3,500	3,526,911
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class C, 5.038%, (3 mo. USD LIBOR + 2.95%), 7/27/31(8)(9)	1,000	1,002,304

Security	Principal Amount (000’s omitted)	Value
Carlyle Global Market Strategies CLO, Ltd. (continued)
Series 2014-3RA, Class D, 7.488%, (3 mo. USD LIBOR + 5.40%), 7/27/31(8)(9)	$2,150	$2,138,665
Series 2014-4RA, Class C, 5.336%, (3 mo. USD LIBOR + 2.90%), 7/15/30(8)(9)	2,000	1,996,568
Series 2014-4RA, Class D, 8.086%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(9)	3,500	3,498,411
Dryden CLO, Ltd.
Series 2018-55A, Class D, 5.286%, (3 mo. USD LIBOR + 2.85%), 4/15/31(8)(9)	1,500	1,489,409
Series 2018-55A, Class E, 7.836%, (3 mo. USD LIBOR + 5.40%), 4/15/31(8)(9)	2,000	1,996,480
Dryden Senior Loan Fund
Series 2015-40A, Class DR, 5.414%, (3 mo. USD LIBOR + 3.10%), 8/15/31(8)(9)	3,000	3,004,659
Series 2015-41A, Class DR, 5.036%, (3 mo. USD LIBOR + 2.60%), 4/15/31(8)(9)	5,000	4,943,380
Series 2015-41A, Class ER, 7.736%, (3 mo. USD LIBOR + 5.30%), 4/15/31(8)(9)	1,268	1,256,805
Series 2016-42A, Class DR, 5.366%, (3 mo. USD LIBOR + 2.93%), 7/15/30(8)(9)	2,500	2,496,550
Series 2016-42A, Class ER, 7.986%, (3 mo. USD LIBOR + 5.55%), 7/15/30(8)(9)	3,500	3,513,416
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 9.081%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	2,500	2,529,587
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class D, 5.692%, (3 mo. USD LIBOR + 3.10%), 10/25/31(8)(9)	2,500	2,505,346
Series 2018-25A, Class E, 8.542%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(9)	3,500	3,514,194
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.469%, (3 mo. USD LIBOR + 6.00%), 1/20/31(8)(9)	2,500	2,508,467
Series 2018-37A, Class D, 5.486%, (3 mo. USD LIBOR + 3.30%), 7/20/30(8)(9)	4,000	4,008,542
Series 2018-37A, Class E, 7.936%, (3 mo. USD LIBOR + 5.75%), 7/20/30(8)(9)	4,750	4,727,357
ICG US CLO, Ltd.
Series 2018-2A, Class D, 5.418%, (3 mo. USD LIBOR + 3.10%), 7/22/31(8)(9)	2,000	2,003,644
Series 2018-2A, Class E, 8.068%, (3 mo. USD LIBOR + 5.75%), 7/22/31(8)(9)	3,000	2,983,791
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.59%, (3 mo. USD LIBOR + 6.10%), 4/25/29(8)(9)	1,500	1,509,564
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 5.549%, (3 mo. USD LIBOR + 3.10%), 10/17/30(8)(9)	2,500	2,505,678

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Neuberger Berman CLO XXII, Ltd. (continued)
Series 2016-22A, Class ER, 8.509%, (3 mo. USD LIBOR + 6.06%), 10/17/30(8)(9)	$3,000	$2,992,377
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 8.069%, (3 mo. USD LIBOR + 5.60%), 4/20/30(8)(9)	1,950	1,956,542
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 9.822%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	900	900,872
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 5.649%, (3 mo. USD LIBOR + 3.20%), 10/17/31(8)(9)	2,500	2,505,668
Series 2013-2A, Class DRR, 8.299%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(9)	3,000	3,014,169
Series 2018-1A, Class C, 4.945%, (3 mo. USD LIBOR + 2.50%), 4/18/31(8)(9)	3,000	2,978,742
Series 2018-1A, Class D, 7.595%, (3 mo. USD LIBOR + 5.15%), 4/18/31(8)(9)	2,000	1,950,116
Series 2018-2A, Class D, 7.862%, (3 mo. USD LIBOR + 5.60%), 7/16/31(8)(9)	2,000	1,989,166
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 5.433%, (3 mo. USD LIBOR + 3.10%), 7/15/31(8)(9)	2,500	2,504,498
Series 2018-2A, Class D, 8.283%, (3 mo. USD LIBOR + 5.95%), 7/15/31(8)(9)	5,000	4,924,475
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 5.412%, (3 mo. USD LIBOR + 3.20%), 10/25/31(8)(9)	2,500	2,505,522
Series 2018-3A, Class E, 8.162%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(9)	4,500	4,476,429
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.898%, (3 mo. USD LIBOR + 6.50%), 10/25/31(8)(9)	3,875	3,856,175
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.369%, (3 mo. USD LIBOR + 2.90%), 4/20/31(8)(9)	4,500	4,484,601
Series 2016-1A, Class DR, 8.369%, (3 mo. USD LIBOR + 5.90%), 4/20/31(8)(9)	4,625	4,617,591
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, 5.442%, (3 mo. USD LIBOR + 3.20%), 7/20/31(8)(9)	2,500	2,504,609
Series 2018-9A, Class D, 8.492%, (3 mo. USD LIBOR + 6.25%), 7/20/31(8)(9)	3,500	3,482,335
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 5.688%, (3 mo. USD LIBOR + 3.25%), 10/20/31(8)(9)	5,000	5,010,735
Series 2018-10A, Class D, 8.628%, (3 mo. USD LIBOR + 6.19%), 10/20/31(8)(9)	5,000	4,971,315

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.
Series 2016-3A, Class CR, 5.721%, (3 mo. USD LIBOR + 3.25%), 10/18/31(8)(9)	$2,000	$2,000,000
Series 2016-3A, Class DR, 8.551%, (3 mo. USD LIBOR + 6.08%), 10/18/31(8)(9)	3,375	3,349,688
Series 2018-1A, Class C, 4.943%, (3 mo. USD LIBOR + 2.60%), 4/19/31(8)(9)	5,000	4,929,395
Series 2018-2A, Class E, 7.624%, (3 mo. USD LIBOR + 5.25%), 7/15/31(8)(9)	2,500	2,468,975
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 5.369%, (3 mo. USD LIBOR + 2.90%), 7/20/30(8)(9)	2,000	2,003,068
Series 2015-1A, Class DR, 7.969%, (3 mo. USD LIBOR + 5.50%), 7/20/30(8)(9)	2,500	2,509,733
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.769%, (3 mo. USD LIBOR + 6.30%), 7/20/30(8)(9)	3,000	2,976,594

Total Asset-Backed Securities (identified cost $240,396,466)		$240,450,425

Common Stocks — 1.2%
Security	Shares	Value

Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(11)(12)(13)	950	$11,146,150
IAP Global Services, LLC(3)(11)(12)(13)	1,627	14,316,933
		$25,463,083

Automotive — 0.0%(10)
Dayco Products, LLC(11)(12)	88,506	$3,186,216
		$3,186,216

Business Equipment and Services — 0.0%
Education Management Corp.(3)(11)(12)	65,471,595	$0
		$0

Electronics/Electrical — 0.1%
Answers Corp.(3)(11)(12)	906,100	$6,605,469
		$6,605,469

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(11)(12)	421,318	$37,918
		$37,918

46	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(11)(12)	304,664	$0
		$0

Oil and Gas — 0.5%
AFG Holdings, Inc.(3)(11)(12)	498,342	$33,887,256
Fieldwood Energy, Inc.(11)(12)	51,241	2,536,430
Fieldwood Energy, Inc.(11)(12)	221,919	10,984,990
Paragon Offshore Finance Company, Class A(11)(12)	42,177	40,861
Paragon Offshore Finance Company, Class B(11)(12)	21,089	838,288
Samson Resources II, LLC, Class A(11)(12)	435,055	10,278,174
Southcross Holdings Group, LLC(3)(11)(12)	1,281	0
Southcross Holdings L.P., Class A(11)(12)	1,281	752,588
		$59,318,587

Publishing — 0.3%
ION Media Networks, Inc.(3)(11)(12)	28,605	$27,460,514
Tweddle Group, Inc.(3)(11)(12)	19,500	1,097,265
		$28,557,779

Radio and Television — 0.1%
Cumulus Media, Inc., Class A(11)(12)	551,505	$8,029,913
Cumulus Media, Inc., Class B(11)(12)	93,069	1,524,005
		$9,553,918

Total Common Stocks (identified cost $57,881,840)		$132,722,970

Convertible Preferred Stocks — 0.0%
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(11)(12)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Exchange-Traded Funds — 0.5%
Security	Shares	Value
SPDR Blackstone/GSO Senior Loan ETF	1,100,000	$51,722,000

Total Exchange-Traded Funds (identified cost $52,107,000)		$51,722,000

Short-Term Investments — 6.9%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(14)	792,403,522	$792,324,282

Total Short-Term Investments (identified cost $792,404,815)		$792,324,282

Total Investments — 102.3% (identified cost $11,851,214,580)		$11,762,561,862

Less Unfunded Loan Commitments — (0.2)%		$(23,119,312)

Net Investments — 102.1% (identified cost $11,828,095,268)		$11,739,442,550

Other Assets, Less Liabilities — (2.1)%		$(237,053,535)

Net Assets — 100.0%		$11,502,389,015

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

The stated interest rate represents the weighted average interest rate at October 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after October 31, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the

47	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Portfolio of Investments — continued

aggregate value of these securities is $415,971,283 or 3.6% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(13)	Affiliated company (see Note 9).

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	11,120,148	CAD	14,400,647	HSBC Bank USA, N.A.	11/30/18	$175,877	$—
USD	2,907,113	EUR	2,515,625	HSBC Bank USA, N.A.	11/30/18	51,633	—
USD	2,307,763	EUR	2,000,000	HSBC Bank USA, N.A.	11/30/18	37,568	—
USD	10,466,922	EUR	9,050,000	JPMorgan Chase Bank, N.A.	11/30/18	194,291	—
USD	2,864,093	EUR	2,481,116	JPMorgan Chase Bank, N.A.	11/30/18	47,784	—
USD	182,408,737	EUR	154,726,601	State Street Bank and Trust Company	11/30/18	6,778,972	—
USD	10,281,791	EUR	8,812,500	State Street Bank and Trust Company	11/30/18	278,744	—
USD	4,064,813	EUR	3,475,000	State Street Bank and Trust Company	11/30/18	120,350	—
USD	3,482,010	EUR	2,991,750	State Street Bank and Trust Company	11/30/18	86,083	—
USD	2,839,751	EUR	2,487,727	State Street Bank and Trust Company	11/30/18	15,939	—
USD	4,572,295	EUR	4,029,486	State Street Bank and Trust Company	11/30/18	—	(1,564)
USD	253,320,610	EUR	215,735,220	Goldman Sachs International	12/6/18	8,299,733	—
USD	5,676,331	EUR	4,891,556	HSBC Bank USA, N.A.	12/6/18	120,756	—
USD	6,573,835	EUR	5,650,000	State Street Bank and Trust Company	12/6/18	156,858	—
USD	5,226,664	EUR	4,500,000	State Street Bank and Trust Company	12/6/18	115,797	—
USD	1,955,042	GBP	1,499,665	Citibank, N.A.	12/31/18	32,010	—
USD	215,299,362	EUR	187,400,000	Goldman Sachs International	1/31/19	1,270,453	—
USD	74,273,239	GBP	57,720,231	State Street Bank and Trust Company	1/31/19	142,695	—

						$17,925,543	$(1,564)

Abbreviations:

CIDOR	–	Canada Three Month Interbank Rate
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

48	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Statement of Assets and Liabilities

Assets	October 31, 2018
Investments —
Unaffiliated investments, at value (identified cost, $11,033,345,045)	$10,921,655,185
Affiliated investment fund, at value (identified cost, $792,404,815)	792,324,282
Affiliated companies, at value (identified cost, $2,345,408)	25,463,083
Total Investments, at value (identified cost, $11,828,095,268)	$11,739,442,550
Cash	31,521,846
Deposits for derivatives collateral — forward foreign currency exchange contracts	15,081,086
Foreign currency, at value (identified cost, $22,086,014)	22,079,260
Interest receivable	30,629,718
Dividends receivable from affiliated investment fund	1,567,644
Receivable for investments sold	25,868,463
Receivable for open forward foreign currency exchange contracts	17,925,543
Prepaid expenses	1,002,074
Total assets	$11,885,118,184

Liabilities
Cash collateral due to brokers	$15,081,086
Payable for investments purchased	361,663,562
Payable for open forward foreign currency exchange contracts	1,564
Payable to affiliates:
Investment adviser fee	4,679,124
Trustees’ fees	8,458
Accrued expenses	1,295,375
Total liabilities	$382,729,169
Commitments and contingencies (Note 11)
Net Assets applicable to investors’ interest in Portfolio	$11,502,389,015

49	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Statement of Operations

Investment Income	Year Ended October 31, 2018
Interest and other income	$502,159,387
Dividends	1,232,000
Dividends from affiliated investment fund	13,588,718
Total investment income	$516,980,105

Expenses
Investment adviser fee	$50,843,513
Trustees’ fees and expenses	101,500
Custodian fee	2,043,358
Legal and accounting services	1,361,837
Interest expense and fees	2,537,609
Miscellaneous	324,051
Total expenses	$57,211,868

Net investment income	$459,768,237

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$66,257,804
Investment transactions — affiliated investment fund	(57,554)
Foreign currency transactions	128,120
Forward foreign currency exchange contracts	33,191,789
Net realized gain	$99,520,159
Change in unrealized appreciation (depreciation) —
Investments	$(63,144,625	)(1)
Investments — affiliated investment fund	(43,748)
Foreign currency	473,817
Forward foreign currency exchange contracts	12,200,578
Net change in unrealized appreciation (depreciation)	$(50,513,978)

Net realized and unrealized gain	$49,006,181

Net increase in net assets from operations	$508,774,418

(1)	Includes net change in unrealized appreciation (depreciation) from affiliated companies of $(1,218,309) (see Note 9).

50	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$459,768,237	$382,779,648
Net realized gain (loss)	99,520,159	(88,514,652)
Net change in unrealized appreciation (depreciation)	(50,513,978)	220,389,016
Net increase in net assets from operations	$508,774,418	$514,654,012
Capital transactions —
Contributions	$1,754,720,809	$1,996,903,668
Withdrawals	(561,884,656)	(921,329,117)
Portfolio transaction fee	4,812,064	—
Net increase in net assets from capital transactions	$1,197,648,217	$1,075,574,551

Net increase in net assets	$1,706,422,635	$1,590,228,563

Net Assets
At beginning of year	$9,795,966,380	$8,205,737,817
At end of year	$11,502,389,015	$9,795,966,380

51	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2018	2017	2016	2015	2014
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.54%	0.56%	0.58%	0.55%	0.52%
Net investment income	4.38%	4.07%	4.58%	4.27%	3.89%
Portfolio Turnover	30%	42%	27%	19%	34%

Total Return	5.05%	5.69%	7.10%	0.56%	2.23%

Net assets, end of year (000’s omitted)	$11,502,389	$9,795,966	$8,205,738	$9,936,014	$13,901,215

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

52	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2018, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Floating-Rate NextShares held an interest of 85.6%, 14.4%, and less than 0.05%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

53

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Notes to Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2018, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin

54

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Notes to Financial Statements — continued

earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the year ended October 31, 2018, the Portfolio’s investment adviser fee amounted to $50,843,513 or 0.48% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $4,475,889,958 and $2,975,076,273, respectively, for the year ended October 31, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,829,235,765

Gross unrealized appreciation	$136,225,270
Gross unrealized depreciation	(226,018,485)

Net unrealized depreciation	$(89,793,215)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2018 is included in the Portfolio of Investments. At October 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

55

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Floating Rate Portfolio

October 31, 2018

Notes to Financial Statements — continued

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2018, the fair value of derivatives with credit related contingent features in a net liability position was $1,564. At October 31, 2018, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Forward foreign currency exchange contracts	$17,925,543	(1)	$(1,564	)(2)

Total Derivatives subject to master netting or similar agreements	$17,925,543		$(1,564)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank N.A.	$32,010	$—	$—	$—	$32,010
Goldman Sachs International	9,570,186	—	—	(9,570,186)	—
HSBC Bank USA, N.A.	385,834	—	(385,834)	—	—
JPMorgan Chase Bank, N.A.	242,075	—	—	(220,039)	22,036
State Street Bank and Trust Company	7,695,438	(1,564)	(7,693,874)	—	—

	$17,925,543	$(1,564)	$(8,079,708)	$(9,790,225)	$54,046

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October 31, 2018

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(1,564)	$1,564	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$33,191,789	$12,200,578

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2018, which is indicative of the volume of this derivative type, was approximately $626,707,000.

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $875 million unsecured line of credit agreement with a group of banks, which is in effect through March 11, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $1,273,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at October 31, 2018 is $453,953 and is included in prepaid expenses on the Statement of Assets and Liabilities. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2018.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

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Notes to Financial Statements — continued

9 Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At October 31, 2018, the value of the Portfolio’s investment in affiliated companies was $25,463,083, which represents 0.22% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the year ended October 31, 2018 were as follows:

Name of affiliated company	Shares, Beginning of Year	Gross Additions	Gross Reductions	Shares, End of Year	Value, End of Year	Dividend Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

Common Stock*
IAP Global Services, LLC(1)(2)(3)	2,577	—	—	2,577	$25,463,083	$—	$—	$(1,218,309)

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$10,210,926,246	$30,609,097	$10,241,535,343
Corporate Bonds & Notes	—	280,687,530	—	280,687,530
Asset-Backed Securities	—	240,450,425	—	240,450,425
Common Stocks	8,029,913	30,179,470	94,513,587	132,722,970
Convertible Preferred Stocks	—	—	0	0
Exchange-Traded Funds	51,722,000	—	—	51,722,000
Short-Term Investments	—	792,324,282	—	792,324,282

Total Investments	$59,751,913	$11,554,567,953	$125,122,684	$11,739,442,550

Forward Foreign Currency Exchange Contracts	$—	$17,925,543	$—	$17,925,543

Total	$59,751,913	$11,572,493,496	$125,122,684	$11,757,368,093

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,564)	$—	$(1,564)

Total	$—	$(1,564)	$—	$(1,564)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

58

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Notes to Financial Statements — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2018 is not presented.

11  Legal Proceedings

In May 2015, the Portfolio was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Portfolio is approximately $10,668,000 (equal to 0.09% of net assets at October 31, 2018). The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

59

Eaton Vance

Floating Rate Portfolio

October 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Eaton Vance Floating Rate Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating Rate Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2018, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 17, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

60

Eaton Vance Floating-Rate Fund

Eaton Vance Floating Rate Portfolio

October 31, 2018

Special Meeting of Shareholders (Unaudited)

Eaton Vance Floating-Rate Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Mark R. Fetting	906,210,408	6,936,671
Keith Quinton	906,542,861	6,604,217
Marcus L. Smith	906,398,676	6,748,403
Susan J. Sutherland	906,379,630	6,767,449
Scott E. Wennerholm	906,231,026	6,916,053

Results are rounded to the nearest whole number.

Each nominee was also elected a Trustee of the Portfolio.

Eaton Vance Floating Rate Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Mark R. Fetting	99%	1%
Keith Quinton	99%	1%
Marcus L. Smith	99%	1%
Susan J. Sutherland	99%	1%
Scott E. Wennerholm	99%	1%

Results are rounded to the nearest whole number.

61

Eaton Vance

Floating-Rate Fund

October 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Eaton Vance Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

62

Eaton Vance

Floating-Rate Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

63

Eaton Vance

Floating-Rate Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

64

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

65

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Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044    10.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018 D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/7	10/31/18
Audit Fees	$113,194	$114,010
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$24,212	$24,212
All Other Fees(3)	$0	$0

Total	$137,406	$138,222

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval

Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/17	10/31/18
Registrant	$24,212	$24,212
Eaton Vance(1)	$148,018	$126,485

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018